Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Income Taxes Details Narrative
Operating loss carry forwards	$ 548,731		$ 548,731		$ 122,725	$ 50,394
Income tax expense (benefit)		$ (1,298)		$ (1,298)	$ (1,298)
Federal corporate statutory tax rate					21.00%
Income tax payable				1,298	$ 1,298
Valuation allowance					100.00%
Income tax benefit			$ 0	$ 0
Future years taxable income description			Through 2036 and 2039.